Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	0000810305
Amendment Flag	false
Document Creation Date	Jun. 19, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Class A Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares
Risk/Return:
Trading Symbol	DMBAX
Class D,I,Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D
Risk/Return:
Trading Symbol	DSIBX
Class D,I,Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class I
Risk/Return:
Trading Symbol	DIMIX
Class D,I,Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class Y
Risk/Return:
Trading Symbol	DMYBX